Income Taxes - Schedule of Components of Net Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic operations					$ 19,134	$ (58,287)	$ (78,014)
Foreign operations					43,180	5,287	8,684
Net income (loss) before income taxes	$ (1,414)	$ 29,086	$ 67,598	$ 22,260	$ 62,314	$ (53,000)	$ (69,330)